Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 197.8	$ 254.8
Possible decrease in risk variable, impact on pre-tax earnings	(197.8)	(254.8)
Currency risk | Currency swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(210.7)	(264.6)
Possible decrease in risk variable, impact on pre-tax earnings	210.7	264.6
Currency risk | Foreign Exchange Swap Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(4.6)	(2.0)
Possible decrease in risk variable, impact on pre-tax earnings	$ 4.6	$ 2.0
Foreign Exchange Swap Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%